Goodwill and Other Intangible Assets (Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years) (Detail) ¥ in Millions	Mar. 31, 2024 JPY (¥)
Estimated aggregate amortization expense for intangible assets for the next five fiscal years:
2025	¥ 306,050
2026	257,718
2027	209,648
2028	169,844
2029	¥ 120,996